Commitments and Contingencies	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 4 – Commitments and Contingencies

Legal

From time to time, the Company is subject to litigation and claims arising in the ordinary course of business.  In May 2017, NeuroOne received a letter from PMT Corporation (“PMT”), the former employer of Mark Christianson and Wade Fredrickson.  PMT claimed that these officers had breached their restrictive covenant obligations with PMT by virtue of their work for NeuroOne and such officer’s prior work during employment with the prior employer, that these officers had breached their confidentiality and non-disclosure obligations to PMT and federal and state law by misappropriating confidential and trade secret information, and that the Company is responsible for tortious interference with contracts.  The letter demanded that Mr. Fredrickson (who resigned from the Company in June 2017), Mr. Christianson and NeuroOne cease and desist all competitive activities, that Mr. Fredrickson step down from his position and that Mr. Christianson and NeuroOne provide the former employer access to NeuroOne’s systems to demonstrate that it is not using trade secrets or proprietary information nor competing with the former employer.

On March 29, 2018, the Company was served with a complaint filed by PMT adding the Company, NeuroOne and Mr. Christianson to its existing lawsuit against Mr. Fredrickson in the Fourth Judicial District Court of the State of Minnesota. In the lawsuit, PMT claims that Mr. Fredrickson and Mr. Christianson breached their non-competition, non-solicitation and non-disclosure obligations, breached their fiduciary duty obligations, were unjustly enriched, engaged in unfair competition, engaged in a civil conspiracy, tortiously interfered with PMT’s contracts and prospective economic advantage, and breached a covenant of good faith and fair dealing.  Against Mr. Fredrickson, PMT also alleges that he intentionally or negligently spoliated evidence, made negligent or fraudulent misrepresentations, misappropriated trade secrets in violation of Minnesota law, and committed the tort of conversion and statutory civil theft.  Against the Company and NeuroOne, PMT alleges that the Company and NeuroOne were unjustly enriched and engaged in unfair competition.  PMT asked the Court to impose a constructive trust over the shares held by Mr. Fredrickson and Mr. Christianson and to award compensatory damages, equitable relief, punitive damages, attorneys’ fees, costs and interest.

On April 18, 2018, Mr. Christianson, the Company and NeuroOne, Inc. filed a motion for dismissal, which was heard by the Court on October 11, 2018. The motion for dismissal states that: the contract claims against Mr. Christianson fail because his agreement was not supported by consideration; the Minnesota Uniform Trade Secrets Act preempts plaintiff’s claims for unfair competition, civil conspiracy and unjust enrichment; plaintiff fails to state a claim regarding alleged breach of the duties of loyalty and good faith/fair dealing; plaintiff cannot legally obtain a constructive trust; plaintiff has insufficiently pled its tortious interference claims; and Plaintiff has not stated a claim for unfair competition. On January 7, 2019, the judge granted the motion for dismissal with respect to PMT’s claim for breach of the duty of good faith and fair dealing, and denied the motion for dismissal with respect to the other claims presented. The Company, NeuroOne, Inc. and Mr. Christianson (who has not worked for PMT since February 2012) intend to continue to defend themselves vigorously.

The outcome and potential loss related to this matter is unknown and as of March 31, 2019 and the date of these condensed consolidated financial statements the Company has not accrued a reserve for this matter.

Facility Lease

The Company entered into a non-cancellable facility lease for its operations and headquarters for an eleven month term beginning on December 1, 2018. The monthly rent under the lease is $4,763. During the three and six months ended March 31, 2019, rent expense associated with the facility lease amounted to $14,289 and $19,052, respectively.

NOTE 4 - Commitments and Contingencies

WARF License Agreement

On October 1, 2014, NeuroOne LLC (the “LLC”), NeuroOne’s predecessor which was merged with and into NeuroOne on October 27, 2016 (the “Merger”), entered into an exclusive start-up company license agreement with the Wisconsin Alumni Research Foundation (“WARF”) for WARF’s neural probe array and thin film micro electrode technology (the “2014 WARF Agreement”). The license agreement required the LLC to make $110,000 in milestone payments depending on achievement of certain development and approval milestones or within twelve months of signing the 2014 WARF Agreement. Additionally, if the LLC was successful in obtaining regulatory approval, the LLC was to pay royalties to WARF on a percentage of net sales of products of the licensed technology. Under the terms of the 2014 WARF Agreement, amounts that remained unpaid more than 30 days after they were due, accrued interest at 1 percent per month. Milestone payments due in 2015 were not made to WARF. From October 27, 2016 until the 2014 WARF Agreement was amended as described below, the LLC was in default under the 2014 WARF Agreement. In addition, the LLC was not able to transfer the rights and obligations under the 2014 WARF Agreement to NeuroOne at the time of the Merger without the consent of WARF, which was received when the 2014 WARF Agreement was amended in February 2017 as described below. In connection with the Merger and in accordance with ASC 805-50, NeuroOne estimated the fair value of consideration payable to WARF and recorded an intangible asset of $120,000 with a corresponding accrued expense.

This agreement was subsequently amended in February 2017 (as so amended, the “2017 WARF Agreement”) whereby WARF consented to the transfer of the rights and obligations under the license agreement from the LLC to NeuroOne (which are now the Company’s rights and obligations, following the Acquisition). In the 2017 WARF Agreement, the Company agreed to pay WARF $55,000 (representing a license fee) upon the earliest to occur of the date the Company cumulatively raises at least $3 million in financing, the date of a change of control, or the Company’s revenue reaching a specified threshold amount. The Company met the milestone payment requirement with regard to the $55,000 license fee which was paid in April 2018. In addition, the Company agreed to pay $65,000 (representing reimbursement for costs incurred by WARF in maintaining the licensed patents) upon the earliest to occur of the date the Company cumulatively raises at least $5 million in financing, the date of a change of control, or the Company’s revenue reaching a specified threshold amount. As of September 30, 2018, the Company has not met the requirements for the $65,000 milestone payment and this amount remains in accrued expenses.

The Company is also obligated to pay royalties to WARF based on a percentage of net sales of products of licensed technology with minimum royalties of $50,000 and $100,000 for calendar years 2019 and 2020, respectively, and $150,000 per year beginning in 2021 through the duration of the 2017 WARF Agreement. Subject to earlier termination, the WARF License otherwise expires by its terms on the date that no valid claims on the patents licensed thereunder remain. The Company expects the latest expiration of a licensed patent to occur in 2030. The 2017 WARF Agreement is also subject to certain cancellation provisions with 90 days’ notice should the Company elect not to continue to use the licensed technology.

The Company has agreed to diligently develop, manufacture, market and sell products under the WARF License in the United States during the term of the agreement and, specifically, that the Company would submit a business plan to WARF by February 1, 2018, which the Company submitted on January 18, 2018, and file an application for 510(k) marketing clearance with the FDA by February 1, 2019. WARF may terminate the 2017 WARF Agreement in the event that the Company fails to meet these milestones on 30 days’ written notice, if the Company defaults on the payments of amounts due to WARF or fails to timely submit development reports, actively pursue the development plan or breaches any other covenant in the 2017 WARF Agreement and fails to remedy such default in 90 days or in the event of certain bankruptcy events involving the Company. WARF may also terminate this license (i) on 90 days’ notice if the Company fails to have commercial sales of one or more FDA-approved products under the 2017 WARF Agreement by March 31, 2019 or (ii) if, after royalties earned on sales begin to be paid, such earned royalties cease for more than four calendar quarters.

Mayo Agreement

On October 3, 2014, the LLC entered into an exclusive license and development agreement with the Mayo Foundation for Medical Education and Research (“Mayo”) related to certain intellectual property and development services for thin film micro electrode technology (“2014 Mayo Agreement”). The LLC was to make milestone payments depending on achievement of certain development and approval milestones and sales targets, none of which were met as of December 31, 2015. Additionally, if the LLC was successful in obtaining regulatory approval, the LLC was to pay royalties to Mayo based on a percentage of net sales of products of the licensed technology through the term of the 2014 Mayo Agreement, set to expire May 25, 2037. Also, the LLC was obligated to issue common stock to Mayo if certain events occurred. Upon the LLC’s merger with NeuroOne on October 27, 2016, the rights under the 2014 Mayo Agreement transferred to NeuroOne, and certain milestones were attained. Therefore, NeuroOne recorded liabilities of $300 related to shares of common stock expected to be issued to Mayo and $91,709 for the intellectual property to be paid in cash. Under the terms of the 2014 Mayo Agreement, amounts that remained unpaid accrued interest at 2 percent above the prime rate. Milestone payments due in 2016 were not made to Mayo. As such, prior to the amendment of the 2014 Mayo Agreement in May 2017, NeuroOne was in default under the 2014 Mayo Agreement. Mayo and NeuroOne amended and restated the 2014 Mayo Agreement in May 2017 (as so amended and restated, the “2017 Mayo Agreement”). Pursuant to the 2017 Mayo Agreement, NeuroOne issued 859,976 shares of common stock (as converted based on the Exchange Ratio) to Mayo to settle the amount of common stock NeuroOne was previously obligated to issue under the 2014 Mayo Agreement and as provided by the terms of the 2017 Mayo Agreement. NeuroOne recorded an additional $23,115 to intangible assets related to the fair value of the 2017 stock issuance to Mayo. As a part of the 2017 Mayo Agreement, as amended in November 2017, the $91,709 milestone payment was paid in December 2017.

Legal

From time to time, the Company is subject to litigation and claims arising in the ordinary course of business.  In May 2017, NeuroOne received a letter from PMT, the former employer of Mark Christianson and Wade Fredrickson.  PMT claimed that these officers had breached their restrictive covenant obligations with PMT by virtue of their work for NeuroOne and such officer’s prior work during employment with the prior employer, that these officers had breached their confidentiality and non-disclosure obligations to PMT and federal and state law by misappropriating confidential and trade secret information, and that the Company is responsible for tortious interference with the contracts.  The letter demanded that Mr. Fredrickson (who resigned from the Company in June 2017), Mr. Christianson and NeuroOne cease and desist all competitive activities, that Mr. Fredrickson step down from his position and that Mr. Christianson and NeuroOne provide the former employer access to NeuroOne’s systems to demonstrate that it is not using trade secrets or proprietary information nor competing with the former employer.

On March 29, 2018, the Company was served with a complaint filed by PMT adding the Company, NeuroOne and Mr. Christianson to its existing lawsuit against Mr. Fredrickson.  In the lawsuit, PMT claims that Mr. Fredrickson and Mr. Christianson breached their non-competition, non-solicitation and non-disclosure obligations, breached their fiduciary duty obligations, were unjustly enriched, engaged in unfair competition, engaged in a civil conspiracy, tortiously interfered with PMT’s contracts and prospective economic advantage, and breached a covenant of good faith and fair dealing.  Against Mr. Fredrickson, PMT also alleges that he intentionally or negligently spoliated evidence, made negligent or fraudulent misrepresentations, misappropriated trade secrets in violation of Minnesota law, and committed the tort of conversion and statutory civil theft.  Against the Company and NeuroOne, PMT alleges that the Company and NeuroOne were unjustly enriched and engaged in unfair competition.  PMT asked the Court to impose a constructive trust over the shares held by Mr. Fredrickson and Mr. Christianson and to award compensatory damages, equitable relief, punitive damages, attorneys’ fees, costs and interest.  The Company, NeuroOne and Mr. Christianson (who has not worked for PMT since 2012) intend to defend themselves vigorously.

On April 18, 2018, Mr. Christianson, the Company and NeuroOne, Inc. filed a motion for dismissal, which was heard by the Court on October 11, 2018. The Company expects a ruling on the motion within 90 days of that date. The motion for dismissal states that: the contract claims against Mr. Christianson fail because his agreement was not supported by consideration; the Minnesota Uniform Trade Secrets Act preempts plaintiff’s claims for unfair competition, civil conspiracy and unjust enrichment; plaintiff fails to state a claim regarding alleged breach of the duties of loyalty and good faith/fair dealing; plaintiff cannot legally obtain a constructive trust; plaintiff has insufficiently pled its tortious interference claims; and Plaintiff has not stated a claim for unfair competition.

The outcome and potential loss related to this matter is unknown as of September 30, 2018 and as of the issuance of these  financial statements.